Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - USD ($)		3 Months Ended	12 Months Ended
	Jan. 14, 2022	Mar. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liability – Private Placement Warrants	$ 5,084,187	$ 483,341	$ 663,541
Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liability – Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liability – Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liability – Private Placement Warrants	$ 5,084,187	$ 483,341	$ 663,541